SEMI-ANNUAL REPORT


                                       MDL
                               BROAD MARKET FIXED
                                   INCOME FUND

                                       MDL
                                LARGE CAP GROWTH
                                   EQUITY FUND

                               [MDL LOGO OMITTED]

















                                 APRIL 30, 2001

STATEMENT OF NET ASSETS                   THE MDL FUNDS
April 30, 2001                               (Unaudited)

                                      Face      Market
MDL BROAD MARKET                     Amount      Value
FIXED INCOMEFUND                      (000)      (000)
-----------------------------------------------------------
U.S. TREASURY OBLIGATIONS (29.7%)
   U.S. Treasury Notes
        7.000%, 07/15/06             $1,553     $ 1,693
        6.625%, 05/15/07              1,857       2,002
        6.375%, 08/15/02              1,018       1,046
        6.250%, 02/15/03              1,416       1,462
        6.000%, 08/15/09                275         287
        4.250%, 11/15/03              1,050       1,044
                                                -------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $7,407)                                  7,534
                                                -------

U.S. GOVERNMENT AGENCY OBLIGATIONS (20.1%)
   FHLMC
        5.250%, 02/15/04              2,500       2,519
   FHLMC CMO, Ser 1410, Cl C
        6.000%, 09/15/22                 63          63
   FNMA
        5.125%, 02/13/04              2,500       2,515
                                                -------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $5,072)                                  5,097
                                                -------

U.S. GOVERNMENT MORTGAGE-
   BACKED OBLIGATIONS (40.3%)
   FNMA
        7.000%, 01/01/31              2,616       2,640
        6.500%, 11/01/28                851         844
        6.500%, 06/01/30                 25          24
   GNMA
        7.500%, 06/15/28                 75          76
        7.500%, 09/15/29              1,176       1,204
        7.500%, 11/15/29                 94          96
        7.500%, 04/15/30              1,685       1,726
        6.500%, 01/15/26                160         159
        6.500%, 04/15/26                113         112
        6.500%, 12/15/27                 38          38
        6.500%, 06/15/28                222         221
        6.500%, 10/15/28                232         230
        6.500%, 04/15/29                257         255
        6.500%, 01/15/31              2,624       2,606
                                                -------
TOTAL U.S. GOVERNMENT MORTGAGE-
   BACKED OBLIGATIONS
   (Cost $10,178)                                10,231
                                                -------

ASSET-BACKED SECURITY (3.8%)
   American Express Credit Account
     Master Trust, Ser 1999-A1
        5.600%, 11/15/06                950         961
                                                -------
TOTAL ASSET-BACKED SECURITY
   (Cost $949)                                      961
                                                -------

                                      Face      Market
                                     Amount      Value
                                      (000)      (000)
-----------------------------------------------------------
CORPORATE BONDS (3.5%)
   SBC Communications
        6.875%, 08/15/06             $  250      $  259
   Wal-Mart Stores
        6.875%, 08/10/09                604         627
                                                 ------
TOTAL CORPORATE BONDS
   (Cost $889)                                      886
                                                 ------

REPURCHASE AGREEMENT (1.6%)
   Morgan Stanley Dean Witter
     4.250%, dated 04/30/01,
     matures 05/01/01, repurchase
     price $403,746 (collateralized
     by U.S. Treasury Note, market
     value $413,842)                    404         404
                                                 ------
TOTAL REPURCHASE AGREEMENT
   (Cost $404)                                      404
                                                 ------
TOTAL INVESTMENTS (99.0%)
   (Cost $24,899)                                25,113
                                                 ------
OTHER ASSETS AND LIABILITIES, NET (1.0%)            267
                                                 ------

NET ASSETS:
   Portfolio Shares (unlimited
     authorization-- no par value)
     based on 2,463,464 outstanding
     shares of beneficial interest               25,259
   Accumulated Net Realized Loss
     on Investments                                 (93)
   Net Unrealized Appreciation
     on Investments                                 214
                                                -------
TOTAL NET ASSETS (100.0%)                       $25,380
                                                =======
   Net Asset Value, Offering and Redemption
     Price Per Share                             $10.30
                                                =======

CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
SER -- SERIES

     The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                   THE MDL FUNDS
April 30, 2001                               (Unaudited)

                                                Market
MDL LARGE CAP                                    Value
GROWTH EQUITY FUND                  Shares       (000)
--------------------------------------------------------------------------------
COMMON STOCK (97.8%)
AEROSPACE (4.4%)
   Boeing                             5,573     $   344
   General Dynamics                   5,939         458
                                                -------
                                                    802
                                                -------
APPAREL/TEXTILES (1.0%)
   Jones Apparel Group*               4,374         174
                                                -------
BANKS (9.5%)
   Bank of New York                  10,096         507
   Fifth Third Bancorp                4,740         255
   Synovus Financial                 17,260         497
   Washington Mutual                  9,286         464
                                                -------
                                                  1,723
                                                -------
COMMUNICATIONS EQUIPMENT (3.7%)
   Scientific-Atlanta                11,827         683
                                                -------
COMPUTERS & SERVICES (9.1%)
   Check Point Software
     Technologies                     3,589         225
   Fiserv*                            8,687         481
   Microsoft*                        14,170         960
                                                -------
                                                  1,666
                                                -------
ELECTRICAL SERVICES (8.9%)
   AES*                               7,582         361
   Calpine*                           5,740         327
   General Electric                  19,234         933
                                                -------
                                                  1,621
                                                -------
FINANCIAL SERVICES (8.6%)
   Citigroup                         17,005         836
   Concord EFS*                       5,867         273
   Fannie Mae                         5,603         450
                                                -------
                                                  1,559
                                                -------
FOOD, BEVERAGE & TOBACCO (2.9%)
   PepsiCo                           11,958         524
                                                -------
GAS/NATURAL GAS (3.6%)
   El Paso                            9,582         659
                                                -------
INSURANCE (3.7%)
   American International Group       8,339         682
                                                -------
MANUFACTURING (2.7%)
   Tyco International                 9,066         484
                                                -------



                                   Shares/Face    Market
                                     Amount       Value
                                      (000)       (000)
---------------------------------------------------------
MEDICAL PRODUCTS & SERVICES (17.2%)
   Cardinal Health                    6,668     $   449
   Genentech*                         5,334         280
   Human Genome Sciences*             7,042         452
   King Pharmaceuticals*             11,470         483
   Merck                              6,691         508
   Pfizer                            16,431         712
   Wellpoint Health Networks*         2,627         258
                                                -------
                                                  3,142
                                                -------
MULTIMEDIA (3.9%)
   AOL Time Warner*                  14,164         715
                                                -------
PETROLEUM & FUEL PRODUCTS (4.9%)
   Enron                              7,075         444
   Kerr-McGee                         6,205         445
                                                -------
                                                    889
                                                -------
RETAIL (11.9%)
   CVS                                9,113         537
   Intimate Brands                   19,818         317
   RadioShack                         7,187         220
   Starbucks*                        13,476         261
   Wal-Mart Stores                   16,119         834
                                                -------
                                                  2,169
                                                -------
SEMI-CONDUCTORS/INSTRUMENTS (1.8%)
   Intel                             10,380         321
                                                -------
TOTAL COMMON STOCK
   (Cost $17,210)                                17,813
                                                -------

REPURCHASE AGREEMENT (2.0%)
   Morgan Stanley Dean Witter
     4.250%, dated 04/30/01,
     matures 05/01/01, repurchase
     price $361,119 (collateralized
     by U.S. Treasury Note, market
     value $370,220)                 $  361         361
                                                -------
TOTAL REPURCHASE AGREEMENT
   (Cost $361)                                      361
                                                -------
TOTAL INVESTMENTS (99.8%)
   (Cost $17,571)                                18,174
                                                -------
OTHER ASSETS AND LIABILITIES, NET (0.2%)             41
                                                -------

       The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                        THE MDL FUNDS
April 30, 2001                                                    (Unaudited)



MDL LARGE CAP                                     Value
GROWTH EQUITY FUND (concluded)                     (000)
--------------------------------------------------------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 1,793,549 outstanding
     shares of beneficial interest              $21,938
   Accumulated Net Investment Loss                  (46)
   Accumulated Net Realized Loss
     on Investments                              (4,280)
   Net Unrealized Appreciation
     on Investments                                 603
                                                -------
TOTAL NET ASSETS (100.0%)                       $18,215
                                                =======
   Net Asset Value, Offering and Redemption
     Price Per Share                             $10.16
                                                =======
*NON-INCOME PRODUCING SECURITY




    The accompanying notes are an integral part of the financial statements.


STATEMENTS OF OPERATIONS (000)                                                                       THE MDL FUNDS
For the six-month period ended April 30, 2001                                                           (Unaudited)

                                                                                        MDL BROAD       MDL LARGE
                                                                                      MARKET FIXED     CAP GROWTH
                                                                                       INCOME FUND     EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend Income................................................................       $    --           $ 67
   Interest ......................................................................           739             15
---------------------------------------------------------------------------------------------------------------------------
     Total Investment Income......................................................           739             82
---------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ......................................................            55             74
   Administrative Fees  ..........................................................            40             40
   Professional Fees .............................................................            17             16
   Transfer Agent Fees ...........................................................            13             11
   Registration and Filing Fees ..................................................             3              1
   Printing Fees .................................................................             7              4
   Custodian Fees ................................................................             2              2
   Trustee Fees ..................................................................             3              3
   Organizational Costs ..........................................................             1             --
   Insurance and Other Fees ......................................................            --              2
---------------------------------------------------------------------------------------------------------------------------
   Total Expenses.................................................................           141            153
---------------------------------------------------------------------------------------------------------------------------
   Less: Investment Advisory Fees Waived .........................................           (30)           (27)
---------------------------------------------------------------------------------------------------------------------------
   Net Expenses...................................................................           111            126
       Net Investment Income (Loss) ..............................................           628            (44)
---------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) from Securities Sold .................................           581         (4,159)
   Net Change in Unrealized Appreciation (Depreciation) on Investment Securities             321         (2,645)
---------------------------------------------------------------------------------------------------------------------------
     Net Realized and Unrealized Gain (Loss) on Investments ......................           902         (6,804)
---------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting From Operations ...............        $1,530        $(6,848)
===========================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.


  The accompanying notes are an integral part of the financial statements.


STATEMENTS OF CHANGES IN NET ASSETS (000)                                                     THE MDL FUNDS
For the six-month period ended April 30, 2001 (Unaudited) and the year ended
October 31, 2000

                                                                           MDL BROAD              MDL LARGE
                                                                         MARKET FIXED            CAP GROWTH
                                                                          INCOME FUND            EQUITY FUND
                                                                        -----------------     -----------------
                                                                        11/01/0011/01/99      11/01/0011/01/99
                                                                         4/30/0110/31/00       4/30/01 10/31/00
---------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income (Loss) ...................................     $  628 $  1,131     $    (44)$     (85)
   Net Realized Gain (Loss) from Securities Sold ...................       581       89       (4,159)     (121)
   Net Unrealized Appreciation (Depreciation) on Investment Securities     321      332       (2,645)      276
---------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting From Operations       1,530    1,552       (6,848)      70
---------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ..........................................       (628)  (1,148)         --        --
   Realized Capital Gains .........................................         --       --          --    (1,856)
---------------------------------------------------------------------------------------------------------------------------
   Total Distributions.............................................       (628)  (1,148)         --    (1,856)
---------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Shares Issued ..................................................        324    2,654          240      627
   Shares Issued in Lieu of Cash Distributions ....................        627    1,148          --     1,855
   Proceeds from In-Kind Transaction(1)............................        501       --          601       --
    Shares Redeemed ...............................................       (567)  (1,405)        (578)  (1,843)
---------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived From Capital Share Transactions          885    2,397          263      639
---------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets ........................      1,787    2,801       (6,585)  (1,147)
---------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ............................................     23,593   20,792       24,800   25,947
---------------------------------------------------------------------------------------------------------------------------
   End of Period ..................................................    $25,380  $23,593      $18,215  $24,800
---------------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Issued .........................................................         31      272           21       43
   Issued in Lieu of Cash Distributions ...........................         61      118          --       127
   Proceeds from In-Kind Transaction(1)............................         49       --           50       --
    Redeemed ......................................................        (55)    (144)         (52)    (129)
---------------------------------------------------------------------------------------------------------------------------
   Net Increase in Shares .........................................         86      246           19       41
============================================================================================================================

(1) See Note 7 in Notes to Financial Statements.

Amounts designated as "--" are either $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.


FINANCIAL HIGHLIGHTS                                                                         THE MDL FUNDS
For a Share Outstanding Throughout Each Period
For the six-month period ended April 30, 2001 (Unaudited) and for the periods ended October 31,


          Net                   Realized and                                      Net
         Asset        Net        Unrealized    Distributions   Distributions     Asset                     Net           Ratio
         Value     Investment     Gains or        from Net         From          Value,                  Assets,      +of Expenses
       Beginning     Income     (Losses) on      Investment       Capital         End        Total        End of       to Average
       of Period     (Loss)      Securities        Income          Gains       of Period     Return     Period (000)   Net Assets
       ---------   ----------   -----------    -------------   ------------    ---------   ----------   ------------   -----------
---------------------------------
MDL BROAD MARKET FIXED INCOME FUND
---------------------------------
2001(1)*   $ 9.93     $0.26        $ 0.37         $(0.26)        $   --         $10.30       6.36%       $25,380        0.90%
2000         9.76      0.50          0.17          (0.50)            --           9.93       7.13         23,593        0.90
1999        10.48      0.44         (0.73)         (0.43)            --           9.76      (2.80)        20,792        0.90
1998(2)     10.00      0.41          0.48          (0.41)            --          10.48       9.10          5,411        0.90


--------------------------------
MDL LARGE CAP GROWTH EQUITY FUND
--------------------------------
2001(1)*   $13.97    $(0.02)       $(3.79)        $   --         $    --        $10.16     (27.27%)      $18,215        1.26%
2000        14.96     (0.03)         0.11             --          (1.07)         13.97       0.24         24,800        1.25
1999        11.84     (0.01)         3.13             --             --          14.96      26.40         25,947        1.26
1998(2)     10.00      0.04          1.83          (0.03)            --          11.84      18.72          5,989        1.26


                                                Ratio
                            Ratio               of Net
             Ratio        of Expenses          Investment
            of Net         to Average       Income (Loss) to
          Investment      Net Assets         Average Net
         Income (Loss)    (Excluding       Assets (Excluding       Portfolio
          to Average      Waivers and         Waivers and           Turnover
          Net Assets    Reimbursements)     Reimbursements)           Rate
        --------------  ---------------   ------------------       ---------

----------------------------------
MDL BROAD MARKET FIXED INCOME FUND
----------------------------------
2001(1)*   5.09%              1.14%              4.85%                54.30%
2000       5.11               1.21               4.80                168.42
1999       4.40               1.50               3.80                198.83
1998(2)    4.38              11.24              (5.96)                72.82


--------------------------------
MDL LARGE CAP GROWTH EQUITY FUND
--------------------------------
001(1)*   (0.44%)             1.53%             (0.71%)               65.42%
2000      (0.32)              1.46              (0.53)                71.82
1999      (0.19)              1.57              (0.50)                75.29
1998(2)    0.41              12.88             (11.21)               127.68

Amounts designated as "--" are either $0 or have been rounded to $0.
 * For the six-month period ended April 30, 2001. All ratios for the period have been annualized.
 + Returns are for the period indicated and have not been
   annualized.
(1)The information set forth in this table for the periods prior to February 28, 2001, is the financial data of the MDL Broad Market Fixed Income Fund and the MDL Large Cap Growth Equity Fund, respectively, each a series of the Advisors' Inner Circle Fund.
(2)The Funds commenced operations on October 31, 1997.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                                      THE MDL FUNDS
April 30, 2001                                                       (Unaudited)


1.  ORGANIZATION:
THE MDL FUNDS (the "Trust") is organized as a Massachusetts business trust under a Declaration of Trust dated October 27, 2000. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The financial statements herein are those of the MDL Broad Market Fixed Income Fund and the MDLLarge Cap Growth Equity Fund (the "Funds"). The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

On November 13, 2000, the Trustees of the Advisors' Inner Circle MDL Broad Market Fixed Income Fund and the MDL Large Cap Growth Equity Fund voted to approve a tax-free reorganization of the MDL Funds through a transfer of all assets and liabilities to the MDL Funds MDL Broad Market Fixed Income and MDL Large Cap Growth Equity Fund. The reorganization took place on February 28, 2001.

2.  SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Funds.

     SECURITY VALUATION -- Investments in equity securities which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Securities for which quotations are not readily available are valued at fair value using methods determined in good faith by the Board of Trustees.

     FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements and provisions adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

     EXPENSES -- Expenses that are directly related to one of the Funds are charged to the Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets to the aggregate daily net assets of the Trust.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared monthly for the MDL Broad Market Fixed

NOTES TO FINANCIAL STATEMENTS (continued)                         THE MDL FUNDS
April 30, 2001                                                      (Unaudited)

     Income Fund and are paid monthly. Distributions from net investment income are declared quarterly for the MDL Large Cap Growth Equity Fund and are paid quarterly. Any net realized capital gains are distributed to shareholders at least annually.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     ACCOUNTING STANDARDS ISSUED BUT NOT YET ADOPTED -- On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The Management of the Funds does not expect any material impact on results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

3.  ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES:
In April 1998, the AICPA issued Statement of Position "SOP" No. 98-5, "Reporting on the Costs of Start-Up Activities." This SOP provides guidance on the financial reporting of start-up costs and organization costs and requires costs of start-up activities and organization costs to be expensed as incurred. Investment companies that began operations prior to June 30, 1998 can adopt the SOP prospectively. Therefore, previously capitalized costs will continue to be amortized over a period of sixty months. Any future start-up organization costs will be expensed as incurred.

In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Funds have entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Funds. For its services, the Distributor received $321 for the six month period ended April 30, 2001.

4.  ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:
The Trust and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services for an annual fee equal to the higher of $80,000, or of 0.15% on the first $50 million of average daily net assets; 0.125% on the next $50 million of average net assets; and 0.10% on average net assets over $100 million of the Fund's average daily net assets.
DST Systems Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Trust and Distributor are parties to a Distribution Agreement dated January 24, 2001. The Distributor receives no fees for its distribution services under this agreement.

5.  INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:
The Funds and MDL Advisors, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated November 13, 2000 under which the Adviser receives an annual fee equal to 0.45% and 0.74% of the Fund's average daily net assets of the MDL Broad Market Fixed Income and MDL Large Cap Growth Equity Funds, respectively. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the MDL

NOTES TO FINANCIAL STATEMENTS (concluded)                         THE MDL FUNDS
April 30, 2001                                                       (Unaudited)

Broad Market Fixed Income and MDL Large Cap Growth Equity Funds to an annual rate of not more than 0.90% and 1.26% of the average daily net assets, respectively. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

First Union National Bank acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

The MDL Broad Market Fixed Income Fund has directed certain portfolio trades to brokers who paid a portion of its expenses. For the six month period ended April 30, 2001, the Fund's expenses were reduced by $1,806 under this arrangement.

6.  INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six month period ended April 30, 2001 are as follows:
                             MDL BROAD      MDL LARGE
                           MARKET FIXED    CAP GROWTH
                           INCOME FUND     EQUITY FUND
                           ------------    ------------
Purchases
     U.S. Government          $13,256            --
     Other .............          342        13,255
Sales
     U.S. Government           12,757            --
     Other .............           --        13,114


At April 30, 2001, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at April 30, 2001, are as follows:

                             MDLBROAD        MDLLARGE
                           MARKET FIXED     CAP GROWTH
                           INCOME FUND     EQUITY FUND
                           -------------    ------------
Aggregate gross
     unrealized
     appreciation               $291         $1,437
Aggregate gross
     unrealized
     depreciation                (77)          (834)
                                ----         ------
Net unrealized
     appreciation               $214         $  603
                                ====         ======

7.  IN-KIND TRANSFERS:
During the period ended April 30, 2001, the MDL Broad Market Fixed Income Fund and the MDL Large Cap Growth Equity Fund issued 48,827 and 49,796 shares, respectively, of beneficial interest in exchange for securities from an account managed by MDL Advisors, Inc. valued at $501,486 and $600,542, respectively.

     THE MDL FUNDS:
     MDL Broad Market Fixed Income Fund
     MDL Large Cap Growth Equity Fund

     INVESTMENT ADVISER:
     MDL Advisors, Inc.

     DISTRIBUTOR:
     SEI Investments Distribution Co.

     ADMINISTRATOR:
     SEI Investments Mutual Funds Services

     LEGAL COUNSEL:
     Morgan, Lewis & Bockius LLP

     INDEPENDENT PUBLIC ACCOUNTANTS:
     Arthur Andersen LLP

     For information call: 1-877-MDL-FUND

     This information may be preceded or accompanied by a current prospectus for the fund described.










     MDL-F-003-05000